Leases - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Operating Lease, Liability	¥ 2,213,590	$ 347,361	¥ 1,466,472
Operating Lease, Right-of-Use Asset	2,245,571	$ 352,379	¥ 1,503,222
Regional Processing Centers and Frontline Fulfillment Stations [Member]
Operating lease, not yet commenced	27,800
Operating Lease, Liability	22,500
Operating Lease, Right-of-Use Asset	¥ 24,200